Net finance costs (Details) - ARS ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total financial income		$ 65	$ 127	$ 162
Total finance costs		(87,773)	(52,517)	(27,263)
Total other finance costs		(1,430)	3,391	(5,555)
Total net finance costs		(89,138)	(48,999)	(32,656)
Financial interest [Member]
IfrsStatementLineItems [Line Items]
Total financial income		65	127	74
Other interest member
IfrsStatementLineItems [Line Items]
Total financial income				88
Commercial interest member
IfrsStatementLineItems [Line Items]
Total finance costs		(74,586)	(43,305)	(17,592)
Interest and other expenses member
IfrsStatementLineItems [Line Items]
Total finance costs		(13,034)	(9,132)	(9,317)
Fiscal interest member
IfrsStatementLineItems [Line Items]
Total finance costs		(8)	(9)	(321)
Bank fees and expenses member
IfrsStatementLineItems [Line Items]
Total finance costs		(145)	(71)	(33)
Changes fair value financial assets member
IfrsStatementLineItems [Line Items]
Total other finance costs		2,825	7,728	2,907
Loss On Debt Restructuring [Member]
IfrsStatementLineItems [Line Items]
Total other finance costs		(449)
Net gain repurchase notes member
IfrsStatementLineItems [Line Items]
Total other finance costs		(363)	6	1,219
Exchange differences member
IfrsStatementLineItems [Line Items]
Total other finance costs		1,478	(3,120)	(8,684)
Adjustment present value receivables member
IfrsStatementLineItems [Line Items]
Total other finance costs		(338)	(292)	(380)
Recovery of provision for credit r d s a member
IfrsStatementLineItems [Line Items]
Total other finance costs			1,130
Other financial expense member
IfrsStatementLineItems [Line Items]
Total other finance costs	[1]	$ (4,583)	$ (2,061)	$ (617)

[1]	As of December 31, 2022 and 2021, includes $ 4,252 and $ 1,775 relating to EDELCOS S.A.’s technical assistance, respectively (Note 35).